UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number 811-05083
                                                    -----------
       Van Eck Worldwide Insurance Trust - Worldwide Absolute Return Fund
                    -----------------------------------------
               (Exact name of registrant as specified in charter)

                         99 Park Ave. New York, NY 10016
                    -----------------------------------------
               (Address of principal executive offices) (Zip code)

                    -----------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-687-5200
                                                           --------------

                         Date of fiscal year end: 12/31
                                                 -------

                        Date of reporting period: 3/31/06

ITEM 1. Schedule of Investments.


WORLDWIDE ABSOLUTE RETURN FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                                       NO. OF
                                       SHARES/
                                       PRINCIPAL
SECTOR                                 AMOUNT         SECURITIES                                                       VALUE
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS:
BASIC MATERIALS 2.0%
                                       2,782          Celanese Corp.                                                  $ 58,339
                                       4,013          Huntsman Corp. +                                                  77,451
                                                                                                                   -----------
                                                                                                                       135,790
                                                                                                                   -----------
COMMUNICATIONS 5.3%
                                         484          Akamai Technologies, Inc. +                                       15,919
                                       2,797          Cablevision Systems Corp. +                                       74,680
                                          15          Checkfree Corp. +                                                    758
                                       2,399          DIRECTV Group Inc. +                                              39,344
                                       6,362          EchoStar Communications Corp. +                                  190,032
                                       2,861          Qwest Communications International, Inc. +                        19,455
                                         171          US Cellular Corp. +                                               10,151
                                                                                                                   -----------
                                                                                                                       350,339
                                                                                                                   -----------
CONSUMER CYCLICAL 8.5%
                                       4,918          AMR Corp +                                                       133,032
                                         389          Brunswick Corp.                                                   15,117
                                         761          Darden Restaurants, Inc.                                          31,224
                                       6,811          Goodyear Tire & Rubber Co. +                                      98,623
                                          51          Hovnanian Enterprises, Inc. +                                      2,240
                                       1,350          Ingram Micro Inc. +                                               27,000
                                         110          KB Home                                                            7,148
                                          39          Meritage Homes Corp. +                                             2,143
                                         254          NVR, Inc. +                                                      187,692
                                         808          Tech Data Corp.                                                   29,823
                                       1,457          Warner Music Group Corp.                                          31,602
                                                                                                                   -----------
                                                                                                                       565,644
                                                                                                                   -----------
CONSUMER NON-CYCLICAL 10.3%
                                       2,968          AmerisourceBergen Corp.                                          143,265
                                         448          Bausch & Lomb, Inc.                                               28,538
                                       1,013          Cardinal Health, Inc.                                             75,489
                                         766          Convergys Corp. +                                                 13,949
                                       3,355          Deluxe Corp.                                                      87,800
                                         379          Edwards Lifesciences Corp. +                                      16,487
                                       2,421          H&R Block, Inc.                                                   52,415
                                         678          Health Net, Inc.                                                  34,456
                                         366          Humana, Inc. +                                                    19,270
                                         225          Interactive Data Corp.                                             5,288
                                       2,783          McKesson Corp.                                                   145,077
                                       2,833          Pilgrim's Pride Corp.                                             61,391
                                                                                                                   -----------
                                                                                                                       683,425
                                                                                                                   -----------
ENERGY 2.4%
                                         822          Consol Energy Inc.                                                60,960
                                       1,662          Devon Energy Corp.                                               101,665
                                                                                                                   -----------
                                                                                                                       162,625
                                                                                                                   -----------
FINANCIAL 6.9%
                                       1,693          American Financial Group, Inc.                                    70,446
                                       2,733          CapitalSource Inc                                                 67,997
                                         675          Crescent Real Estate Equities Co.                                 14,222
                                         978          Countrywide Financial Corp.                                       35,893
                                       1,402          First American Corp.                                              54,902
                                       5,509          Host Marriott Corp.                                              117,893
                                         984          Simon Property Group, Inc.                                        82,794
                                         296          Wachovia Corp.                                                    16,591
                                                                                                                   -----------
                                                                                                                       460,738
                                                                                                                   -----------
INDUSTRIAL 9.8%
                                       2,472          Allied Waste Industries, Inc. +                                   30,257
                                       5,056          Arrow Electronics, Inc. +                                        163,156
                                       5,998          Avnet, Inc. +                                                    152,229
                                         324          Black & Decker Corp.                                              28,152
                                         464          Cummins, Inc.                                                     48,766
                                         770          J.B. Hunt Transport Services, Inc.                                16,586
                                         934          Sanmina-SCI Corp. +                                                3,829
                                         562          Solectron Corp. +                                                  2,248
                                         581          Terex Corp. +                                                     46,038
                                         956          Timken Co.                                                        30,850
                                       1,330          USG Corp. +                                                      126,297
                                                                                                                   -----------
                                                                                                                       648,408
                                                                                                                   -----------

TECHNOLOGY 3.3%
                                       3,504          Agere Systems Inc.                                                52,700
                                       3,797          Freescale Semiconductor, Inc. (Class B) +                        105,443
                                         686          Nvidia Corp. +                                                    39,280
                                         749          Parametric Technology Corp. +                                     12,231
                                         346          Sybase Inc.                                                        7,308
                                          47          Western Digital Corp. +                                              913
                                                                                                                   -----------
                                                                                                                       217,875
                                                                                                                   -----------
UTILITIES 1.3%
                                       2,017          AES Corp. +                                                       34,410
                                       2,618          CenterPoint Energy, Inc.                                          31,233
                                         301          CMS Energy Corp. +                                                 3,898
                                         429          Energen Corp.                                                     15,015
                                                                                                                   -----------
                                                                                                                        84,556
                                                                                                                   -----------
TOTAL COMMON STOCKS 49.8%
(Cost: $3,047,436)                                                                                                   3,309,400
                                                                                                                   -----------

CONVERTIBLE NOTES:
COMMUNICATION 6.4%
                                     100,000          ADC Telecommunications, Inc.                                     110,875
                                                               FRN 3.996% 6/15/13
                                     100,000          CenturyTel, Inc.
                                                               4.75 08/01/32                                           106,125
                                     100,000          Lucent Technology
                                                                8.00% 08/1/31                                          101,375
                                                      Walt Disney Co.
                                     100,000                   2.125% 4/15/23                                          107,875
                                                                                                                   -----------
                                                                                                                       426,250
                                                                                                                   -----------
CONSUMER CYCLICAL 8.2%
                                     100,000          Arvinmeritor Inc.
                                                               4.625% 3/1/26  R                                        100,500
                                     100,000          Best Buy Co., Inc.
                                                               2.25% 1/15/22                                           126,625
                                     100,000          Casual Male Retail Group Inc.
                                                               5.00% 1/1/24                                            105,000
                                     100,000          CSK Auto Inc.
                                                               4.625% 12/15/25  R                                       98,750
                                     100,000          Pier 1 Imports Inc.
                                                               6.375% 2/15/36  R                                       108,125
                                                                                                                   -----------
                                                                                                                       539,000
                                                                                                                   -----------
CONSUMER NON-CYCLICAL 4.8%
                                     100,000          Apria Healthcare Group Inc.
                                                               3.375% 9/1/33                                            97,000
                                     100,000          Eastman Kodak Co.
                                                               3.375% 10/15/2033                                       106,875
                                     100,000          FTI Consulting, Inc.
                                                               3.75%  7/15/2012    R                                   115,250
                                                                                                                   -----------
                                                                                                                       319,125
                                                                                                                   -----------
DIVERSIFIED 1.7%
                                      80,000          Leucadia National Corp.
                                                               3.75% 4/15/14                                           113,300
                                                                                                                   -----------
FINANCIAL 2.0%
                                      90,000          BankUnited Capital Trust
                                                               3.125% 3/1/34  R                                         83,475
                                      45,000          E*TRADE Financial Corp.
                                                               6.000% Due 2/1/07                                        51,581
                                                                                                                   -----------
                                                                                                                       135,056
                                                                                                                   -----------
INDUSTRIAL 2.9%
                                     100,000          Robbins & Myers, Inc.
                                                               8.000% Due 1/31/08                                      104,750
                                      90,000          Sealed Air Corp.
                                                               3.00% 6/30/33  R                                         88,650
                                                                                                                   -----------
                                                                                                                       193,400
                                                                                                                   -----------
TECHNOLOGY 5.9%
                                     100,000          EMC Corp.  4.5% 04/01/2007                                       103,500
                                     100,000          Intel Corp. 2.95%  12/15/2035     R                               86,250
                                     100,000          LSI Logic Corp  4%  5/15/2010                                    112,000
                                     150,000          Open Solutions, Inc. SCN 1.467% 2/2/35                            89,250
                                                                                                                   -----------
                                                                                                                       391,000
                                                                                                                   -----------
TOTAL CONVERTIBLE NOTES 31.9%
(Cost: $2,052,565)                                                                                                   2,117,131
                                                                                                                   -----------

PREFERRED STOCK:
ENERGY 1.7%
                                       2,000          Hanover Compressor Capital Trust 7.25%                           108,750
                                                                                                                   -----------

FINANCIAL 4.1%
                                           1          Fannie Mae 5.375% 1/5/08  R                                       96,068
                                       1,500          Reinsurance Group of America, Inc.
                                                               5.75% 12/15/50                                           90,750
                                       1,900          Sovereign Capital Trust
                                                               4.375% 3/1/34                                            86,688
                                                                                                                   -----------
                                                                                                                       273,506
                                                                                                                   -----------
INDUSTRIAL 1.8%
                                       2,000          TXI Capital Trust
                                                               5.50% 6/30/28                                           120,500
                                                                                                                   -----------
TOTAL PREFERRED STOCKS 7.6%
(Cost: $472,496)                                                                                                       502,756
                                                                                                                   -----------
                                                        DATE OF
SHORT-TERM OBLIGATIONS 7.6%                             MATURITY                     INTEREST RATE
                                                      -----------------------------------------------

Repurchase Agreement: Purchased on
3/31/06; maturity value $507,161 (with
State Street Bank & Trust Co.,
collateralized by $535,000 Federal Home
Loan Bank 3.75% due 8/15/08 with a value
of $520,845) (Cost $507,000)
                                                      4/3/2006                              3.75%                      507,000
                                                                                                                   -----------


TOTAL INVESTMENTS 96.9%
(Cost: $6,079,497)   (a)                                                                                             6,436,287

OTHER ASSETS LESS LIABILITIES 3.1%                                                                                     209,077
                                                                                                                   -----------
NET ASSETS 100.0%                                                                                                  $ 6,645,364
                                                                                                                   ===========


SECURITIES SOLD SHORT:
BASIC MATERIALS (4.3)%
                                        (137)         Air Products & Chemicals, Inc.                                    (9,205)
                                      (4,993)         Cabot Corp.                                                     (169,712)
                                        (950)         Rohm & Haas Co.                                                  (46,427)
                                        (405)         Smurfit-Stone Container Corp.+                                    (5,496)
                                        (784)         Weyerhaeuser Co.                                                 (56,785)
                                                                                                                   -----------
                                                                                                                      (287,625)
                                                                                                                   -----------
COMMUNICATION (13.4)%
                                      (2,400)         ADC Telecommunications, Inc. +                                   (61,416)
                                        (750)         CenturyTel, Inc.                                                 (29,340)
                                      (2,470)         Ciena Corp. +                                                    (12,869)
                                      (1,768)         Crown Castle International Corp. +                               (50,123)
                                      (2,794)         Dow Jones & Co. Inc.                                            (109,804)
                                        (367)         eBay, Inc. +                                                     (14,335)
                                      (1,884)         F5 Networks Inc. +                                              (136,571)
                                      (1,277)         JDS Uniphase Corp. +                                              (5,325)
                                        (630)         Juniper Networks, Inc. +                                         (12,046)
                                         (30)         Lee Enterprises Inc.                                                (999)
                                      (6,054)         New York Times Co. (Class A)                                    (153,227)
                                      (3,216)         Sirius Satellite Radio Inc. +                                    (16,337)
                                      (3,442)         Tellabs, Inc. +                                                  (54,728)
                                        (803)         Tribune Co.                                                      (22,026)
                                      (7,365)         XM Satellite Radio Holdings Inc. +                              (164,019)
                                      (1,700)         Walt Disney Co.                                                  (47,413)
                                                                                                                   -----------
                                                                                                                      (890,578)
                                                                                                                   -----------
CONSUMER CYCLICAL (6.7)%
                                      (3,600)         ArvinMeritor,  Inc.                                              (53,676)
                                      (1,550)         Best Buy Co. Inc.                                                (86,692)
                                      (3,300)         CSK Auto Corp. +                                                 (45,771)
                                      (5,700)         Casual Male Retail Group Inc. +                                  (55,518)
                                        (137)         Herman Miller Inc.                                                (4,440)
                                        (843)         International Game Technology                                    (29,690)
                                        (261)         Las Vegas Sands Corp. +                                          (14,788)
                                      (4,000)         Pier 1 Imports Inc.                                              (46,440)
                                      (1,379)         Southwest Airlines Co.                                           (24,808)
                                      (2,230)         Tiffany & Co.                                                    (83,714)
                                                                                                                   -----------
                                                                                                                      (445,537)
                                                                                                                   -----------
CONSUMER NON-CYCLICAL (11.0)%
                                      (1,200)         Apria Healthcare Group Inc. +                                    (27,576)
                                        (882)         Apollo Group, Inc. +                                             (46,314)
                                      (1,041)         Bristol-Myers Squibb Co.                                         (25,619)
                                        (143)         Coca-Cola Co.                                                     (5,987)
                                        (861)         Eli Lilly & Co.                                                  (47,613)
                                      (2,600)         FTI Consulting, Inc. +                                           (74,178)
                                      (1,459)         H.J. Heinz Co.                                                   (55,325)
                                      (4,061)         ImClone Systems, Inc.                                           (138,155)
                                      (1,106)         LifePoint Hospitals, Inc. +                                      (34,397)
                                      (1,530)         Merck & Co., Inc.                                                (53,902)
                                        (416)         Moody's Corp.                                                    (29,727)
                                      (1,610)         OSI Pharmaceuticals, Inc. +                                      (51,681)
                                        (653)         Paychex, Inc.                                                    (27,204)
                                        (300)         Pharmaceutical Product Development, Inc.                         (10,383)
                                      (1,612)         WM Wrigley Jr. Co.                                              (103,168)
                                                                                                                   -----------
                                                                                                                      (731,229)
                                                                                                                   -----------
DIVERSIFIED (1.4)%
                                      (1,550)         Leucadia National Corp.                                          (92,473)
                                                                                                                   -----------

ENERGY (3.4)%
                                      (1,500)         Hanover Compressor Co                                            (27,930)
                                      (2,201)         Kinder Morgan, Inc.                                             (202,470)
                                                                                                                   -----------
                                                                                                                      (230,400)
                                                                                                                   -----------
FINANCIAL (11.8)%
                                        (146)         AMBAC Financial Group, Inc.                                      (11,622)
                                      (2,004)         Archstone-Smith Trust                                            (97,735)
                                      (1,500)         Bankunited Financial Corp.                                       (40,560)
                                        (246)         Chicago Mercantile Exchange Holdings Inc                        (110,085)
                                      (3,800)         E*Trade Financial Corp. +                                       (102,524)
                                        (500)         Fannie Mae                                                       (25,700)
                                        (939)         Fifth Third Bancorp                                              (36,959)
                                      (5,297)         Hudson City Bancorp, Inc.                                        (70,397)
                                      (3,450)         North Fork Bancorporation Inc.                                   (99,464)
                                        (900)         Reinsurance Group of America, Inc.                               (42,561)
                                      (1,000)         Sovereign Bancorp,  Inc.                                         (21,910)
                                      (2,051)         St. Joe Co.                                                     (128,885)
                                                                                                                   -----------
                                                                                                                      (788,402)
                                                                                                                   -----------
INDUSTRIAL (8.1)%
                                          (9)         3M Co.                                                              (681)
                                      (2,700)         Eastman Kodak Co.                                                (76,788)
                                      (7,079)         Gentex Corp.                                                    (123,598)
                                        (202)         Martin Marietta Materials, Inc.                                  (21,620)
                                        (384)         Overseas Shipholding Group                                       (18,405)
                                        (800)         Sealed Air Corp.                                                 (46,296)
                                        (987)         SPX Corp.                                                        (52,726)
                                      (1,900)         Texas Industries, Inc.                                          (114,931)
                                      (1,809)         Zebra Technologies Corp. +                                       (80,898)
                                                                                                                   -----------
                                                                                                                      (535,943)
                                                                                                                   -----------
TECHNOLOGY (6.6)%
                                        (951)         Applied Micro Circuits Corp. +                                    (3,871)
                                      (1,900)         Intel Corp.                                                      (36,765)
                                        (696)         Kla-Tencor Corp.                                                 (33,659)
                                      (2,386)         Linear Technology Corp.                                          (83,701)
                                      (4,850)         LSI Logic Corp. +                                                (56,066)
                                      (2,310)         Maxim Integrated Products, Inc.                                  (85,817)
                                      (2,000)         Open Solutions, Inc. +                                           (54,620)
                                      (5,226)         PMC-Sierra, Inc. +                                               (64,228)
                                        (179)         Red Hat, Inc. +                                                   (5,008)
                                      (2,480)         Sun Microsystems, Inc. +                                         (12,722)
                                                                                                                   -----------
                                                                                                                      (436,457)
                                                                                                                   -----------
UTILITIES (1.4)%
                                      (1,585)         Aqua America, Inc.                                               (44,095)
                                      (4,323)         Reliant Energy, Inc. +                                           (45,737)
                                                                                                                   -----------
                                                                                                                       (89,832)
                                                                                                                   -----------

TOTAL SECURITIES SOLD SHORT (68.1)%                                                                                -----------
(Proceeds: $4,356,929)                                                                                             $(4,528,476)
                                                                                                                   ===========



Glossary:
FRN - Floating Rate Note
SCN - Step Coupon Note

+  -  Non-Income Producing
R - Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities are considered liquid and the market value amounted to $777,068 or 11.7% of total net assets. Restricted securities held by the Fund are as follows:

                                                                                                                    VALUE AS % OF
SECURITY                                    ACQUISITION DATE                 ACQUISITION COST        VALUE           NET ASSETS
------------------------------------------------------------           -------------------------------------------------------------
Arvinmeritor Inc. 4.625% 5/1/26                  3/3/06                         101,086             $100,500            1.5%
BankUnited Capital Trust  3.125%  3/1/34         4/6/04                          95,951               83,475            1.3%
CSK Auto Inc. 4.62                               1/18/06                        104,477               98,750            1.5%
Fannie Mae 5.375% 1/5/08                         1/27/05                        103,644               96,068            1.5%
FTI Consulting  3.75%  7/15/2012                 7/31/05                        102,427              115,250            1.7%
Intel Corp. 2.95%  12/15/2035                    3/21/06                         88,756               86,250            1.3%
Pier 1 Imports Inc.                              2/24/06                        103,622              108,125            1.6%
Sealed Air Corp.  3%  6/30/33                    4/19/04                         92,615               88,650            1.3%
                                                                                                 -----------------------------------
                                                                                                    $777,068           11.7%
                                                                                                 ===================================

(a) - Securities segregated for securities sold short with a market value of $5,929,287.

SECURITY VALUATION--Securities traded on national exchanges or on the NASDAQ National Market System are valued at the last sales prsee as reported at the close of each business day. Securities traded on the NASDAQ Stock Market, including short sales, are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine fair value for these securities.

ITEM 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Absolute Return Fund


By Bruce J. Smith, Chief Financial Officer, Worldwide Absolute Return Fund

     /s/ Bruce J. Smith
     --------------------------------

Date: May 30, 2006
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Absolute Return Fund
   -----------------------------------------------------------------------------

Date: May 30, 2006
      -----------------


By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Absolute Return Fund
   ---------------------------------------------------------------------------

Date: May 30, 2006